CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
OPERATING ACTIVITIES
Loss for the year: From continuing operations | ¥		¥ (6,176)	¥ (6,179)	¥ (4,445)
Loss for the year: From discontinued operations | ¥			(23,817)	(18,591)
Adjustments for:
Depreciation and amortization | ¥		67	1,748	2,655
Gain on disposal of property, plant and equipment | ¥			(45)	(1)
Reversal of write-down of inventories to net realizable value, net | ¥				(1,744)
Accretion expenses | ¥			60	311
Decrease in deferred income | ¥				(287)
Loss on disposal of discontinued operations | ¥			15,571
Changes in working capital:
Rehabilitation fund | ¥			(11)	(15)
Inventories | ¥			(746)	(1,452)
Prepayments | ¥			(354)	(144)
Other receivables | ¥		(12)	(10,376)	(1,401)
Trade payables | ¥		(115)	(1,426)	(65)
Other payables and accrued liabilities | ¥		(1,287)	10,727	(3,088)
Taxes payable | ¥		(4)	102	(2)
Net cash flows used in operating activities | ¥		(7,527)	(14,746)	(28,269)
INVESTING ACTIVITIES
Proceeds from disposal of subsidiaries | ¥		9,377	7,983
Net cash flows from acquisition of subsidiaries, net | ¥			(86)
Purchases of property, plant and equipment | ¥		(5)	(5,029)	(4,946)
Net proceeds from disposal of property, plant and equipment | ¥				10
Net cash flows (used in)/from investing activities | ¥		9,372	2,868	(4,936)
FINANCING ACTIVITIES
Repayments to the Shareholder | ¥		(4,600)
Repayments to related companies | ¥		(11,392)	(2,385)	(2,020)
Advances from related companies | ¥		2,179	15,015	7,601
Net cash flows from/(used in) financing activities | ¥		(13,813)	12,630	5,581
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS | ¥		(11,968)	752	(27,624)
NET FOREIGN EXCHANGE DIFFERENCE | ¥		(117)	(1,102)	1,545
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR | ¥		18,878	19,228	45,307
CASH AND CASH EQUIVALENTS AT END OF YEAR | ¥		6,793	18,878	19,228
Supplementary disclosures of cash flow information:
Cash receipt of government grants | ¥				52
Cash receipt of interest | ¥		¥ 26	¥ 48	¥ 194
USD [Member]
OPERATING ACTIVITIES
Loss for the year: From continuing operations | $	$ (897)
Loss for the year: From discontinued operations | $
Adjustments for:
Depreciation and amortization | $	10
Gain on disposal of property, plant and equipment | $
Reversal of write-down of inventories to net realizable value, net | $
Accretion expenses | $
Decrease in deferred income | $
Loss on disposal of discontinued operations | $
Changes in working capital:
Rehabilitation fund | $
Inventories | $
Prepayments | $
Other receivables | $	(2)
Trade payables | $	(17)
Other payables and accrued liabilities | $	(186)
Taxes payable | $	(1)
Net cash flows used in operating activities | $	(1,093)
INVESTING ACTIVITIES
Proceeds from disposal of subsidiaries | $	1,363
Net cash flows from acquisition of subsidiaries, net | $
Purchases of property, plant and equipment | $	(1)
Net proceeds from disposal of property, plant and equipment | $
Net cash flows (used in)/from investing activities | $	1,362
FINANCING ACTIVITIES
Repayments to the Shareholder | $	(669)
Repayments to related companies | $	(1,656)
Advances from related companies | $	317
Net cash flows from/(used in) financing activities | $	(2,008)
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS | $	(1,739)
NET FOREIGN EXCHANGE DIFFERENCE | $	(17)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR | $	2,744
CASH AND CASH EQUIVALENTS AT END OF YEAR | $	988
Supplementary disclosures of cash flow information:
Cash receipt of government grants | $
Cash receipt of interest | $	$ 4